Other Payables and Accrued Liabilities (Details) - Schedule of other payables and accrued liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Other payables and accrued liabilities
Rental deposits	$ 369,026	$ 220,416
Salary payables	230,283	157,970
Others	143,273	44,053
Receipt in advance	3,146,220	153,399
Payable under acquisition	22,835,923	16,710,032
Advance for operational purpose	916,332	286,820
Lending with no interests	1,413,617	1,220,176
Deposits for purchase of vehicles		476,258
Total other payables and accrued liabilities	$ 29,054,674	$ 19,269,124